Loan Delinquency and Non-Accrual Loans (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)		Mar. 31, 2018 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		₨ 9,111,464.6		$ 131,744.7		₨ 7,376,179.0
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		6,237,903.6		90,195.1		5,213,364.6
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		951,744.2		13,761.5		885,234.7
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,538,107.4		22,239.8		1,187,127.1
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,478,317.8		21,375.3		1,305,219.8
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		746,288.0		10,790.7		595,813.6
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		513,771.6		7,428.7		362,718.1
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,009,674.6		14,599.1		877,251.3
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		2,873,561.0		41,549.6		2,162,814.4
Financing Receivable, 31 to 90 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		44,346.7		641.2		39,461.0
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		4,807.0				4,384.5
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		11,520.2				8,179.1
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		9,087.9				10,522.0
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		9,225.0				7,324.9
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		23.6				25.9
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		9,480.1				8,716.0
Financing Receivable, 31 to 90 Days Past Due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		202.9				308.6
Impaired / 91 days or more past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		140,422.5		2,030.4		108,717.3
Impaired / 91 days or more past due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		13,606.7				8,634.5
Impaired / 91 days or more past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		15,781.5				10,150.9
Impaired / 91 days or more past due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		29,945.0				25,547.2
Impaired / 91 days or more past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		11,254.9				6,968.1
Impaired / 91 days or more past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		2,157.1				1,899.5
Impaired / 91 days or more past due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		29,523.6				22,704.3
Impaired / 91 days or more past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		38,153.7				32,812.8
Total current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		8,926,695.4	[1],[2]	$ 129,073.1	[1],[3]	7,228,000.7	[2],[3]
Total current | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	933,330.5	[1]			872,215.7	[3]
Total current | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,510,805.7	[1]			1,168,797.1	[3]
Total current | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,439,284.9	[1]			1,269,150.6	[3]
Total current | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	725,808.1	[1]			581,520.6	[3]
Total current | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	511,590.9	[1]			360,792.7	[3]
Total current | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	970,670.9	[1]			845,831.0	[3]
Total current | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	₨ 2,835,204.4	[1]			₨ 2,129,693.0	[3]

[1]	Includes crop related agricultural loans with days past due less than 366 as they are not considered as impaired Rs. 34.0 billion.
[2]	Loans up to 30 days past due are considered current
[3]	Includes crop related agricultural loans with days past due less than 366 as they are not considered as impaired Rs. 31.5 billion.